MassMutual Select Diversified International Fund
MassMutual Select Diversified International Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Diversified International Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Diversified International Fund		Class S	Class Y	Class L	Class A
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.19%	0.29%	0.44%	0.44%
Total Annual Fund Operating Expenses		1.09%	1.19%	1.34%	1.59%
Expense Reimbursement		(0.10%)	(0.10%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.99%	1.09%	1.17%	1.42%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .99%, 1.09%, 1.17%, and 1.42% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Diversified International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	101	337	591	1,320
Class Y	111	368	645	1,434
Class L	119	408	718	1,598
Class A	711	1,032	1,376	2,342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks, and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

·  value characteristics such as low price to book and price to earnings ratios;

·  catalysts that could trigger a change in a stock’s price;

·  potential reward compared to potential risk; and

·  temporary mispricings caused by market overreactions.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	27.65%	Lowest Quarter:	4Q ’08,	- 28.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Diversified International Fund		One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes		(16.84%)	(8.64%)	(8.43%)	Dec. 14, 2006
Class S Return After Taxes on Distributions		(16.97%)	(8.88%)	(8.68%)	Dec. 14, 2006
Class S Return After Taxes on Distributions and Sale of Fund Shares		(10.17%)	(6.99%)	(6.82%)	Dec. 14, 2006
Class Y Return Before Taxes		(17.11%)	(8.78%)	(8.57%)	Dec. 14, 2006
Class L Return Before Taxes		(17.06%)	(8.83%)	(8.62%)	Dec. 14, 2006
Class A Return Before Taxes		(21.89%)	(10.15%)	(9.94%)	Dec. 14, 2006
MSCI EAFE Value Index (reflects no deduction for fees or expenses)	[1]	(12.17%)	(6.33%)	(6.33%)	Jan. 02, 2007
MSCI ACWI ex-U.S. (reflects no deduction for fees or expenses)		(13.71%)	(2.92%)	(2.93%)	Jan. 02, 2007
[1]	Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-U.S. because the MSCI EAFE Value Index more closely represents the Fund's current investment strategy.